DEFERRED REVENUE (Tables)	6 Months Ended
May 31, 2022
Schedule of Deferred Revenue

	May 31, 2022	November 30, 2021
		$
Film distribution	956,828	179,196
Streaming subscriptions	6,565	4,798
Deferred Revenue	963,393	183,994